CONVERTIBLE NOTE PAYABLE AND NOTES PAYABLE (Details Narrative)					9 Months Ended		12 Months Ended
	Mar. 27, 2025 USD ($)	Apr. 27, 2023 USD ($)	Oct. 25, 2022 USD ($)	Apr. 01, 2018 USD ($)	Sep. 30, 2025 USD ($) Days $ / shares shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) Days $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Proceeds from convertible debt									$ 106,092
Debt instrument fee amount				$ 53,046
Debt instrument maturity date				Mar. 05, 2023
Conversion of debt into stock					35.00%		35.00%	35.00%
Debt trading days | Days					10		10
Convertible debt coverted into shares | shares					7,578,000	6,637,664	7,852,850	9,355,556
Note balance					$ 106,092		$ 106,092	$ 106,092
Change in fair value of derivative liability					65,508	$ 25,148	813	94,404
Proceeds from notes payable					2,455,750	1,708,311	2,237,531	147,279
Repayment of notes payable					45,892	$ 90,110	115,110	78,850
Secured notes payable					5,909,205		3,478,100	1,318,034
Long term notes payable					5,909,205		3,461,433	1,226,367
Notes payable current					0		16,667	91,667
Debt instrument maturity date description				The maturity of the note is March 5, 2023. On March 5, 2023, the note was extended to September 5, 2023. On March 5, 2024, the note was extended to January 1, 2025.
Secured Debt [Member]
Debt Instrument [Line Items]
Secured debt			$ 4,618,960
Interest rate			5.50%
Debt instrument due date			Oct. 25, 2032
Maximum adjusted rate per annum	18.00%
Loan monthly payment			$ 26,459
Debt discount			94,072
Proceeds from notes payable					1,055,551		2,237,531
Repayment of notes payable					29,225		6,777
Loan costs					7,030		9,425	9,400
Interest expense, debt					195,891		115,691	71,933
Loan balance					4,503,810		3,470,454	1,230,275
Debt discount					66,492		73,522	82,947
Secured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Secured debt			$ 4,618,960
Secured Debt [Member] | Security Agreement [Member]
Debt Instrument [Line Items]
Loan monthly payment		$ 8,333
Debt discount		$ 56,363
Repayment of notes payable					25,000		108,333
Loan costs					9,021		28,220	19,122
Debt discount							9,021	37,241
Notes payable - secured, net of current portion					0		$ 7,646	$ 87,759
Secured Debt [Member] | October 25, 2027 [Member]
Debt Instrument [Line Items]
Adjusted rate			1.00%
Maximum adjusted rate per annum			18.00%
Secured Debt One [Member]
Debt Instrument [Line Items]
Interest rate	8.50%
Debt instrument due date	Mar. 27, 2032
Adjusted rate	1.00%
Debt discount	$ 76,990
Proceeds from notes payable					1,400,199
Loan costs					41,929
Loan balance					1,405,395
Debt discount					$ 71,795
Secured Debt One [Member] | Maximum [Member]
Debt Instrument [Line Items]
Secured debt	$ 1,500,000
Measurement Input, Option Volatility [Member]
Debt Instrument [Line Items]
Percentage of embedded derivative liability measurement input					1.22		1.15	1.10
Measurement Input, Exercise Price [Member]
Debt Instrument [Line Items]
Exercise price | $ / shares							$ 0.0135	$ 0.0114
Exercise price | $ / shares					$ 0.014		$ 0.014
Measurement Input, Risk Free Interest Rate [Member]
Debt Instrument [Line Items]
Percentage of embedded derivative liability measurement input					0.0368		0.0416	0.0479